Share capital - Issued and fully paid - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 Vote shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share capital
Conversion ratio	1
Class A ordinary shares
Share capital
Number of shares issued and fully paid	1,095,358,873
Vote per share | Vote	1
Class B ordinary shares
Share capital
Number of shares issued and fully paid	93,401,943
Vote per share | Vote	10
Number of shares converted	4,154,926	19,778,967	0